Commitments - Schedule of the Company has future minimum obligations (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Long-term Purchase Commitment [Line Items]
2022	$ 23,560
2023	17,143
2024	11,384
2025	10,247
2026	10,254
Thereafter	50,987
Total	$ 123,575